Leases (Details) - Schedule of lease expense - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Schedule of lease expense [Abstract]
Operating lease cost	¥ 1,016	¥ 895
Short-term lease cost	1,163	1,418
Lease cost	¥ 2,179	¥ 2,313